T. ROWE PRICE Spectrum Conservative Allocation Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.4%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 5.988%, 4/15/35 (1) 770,000 755
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.508%, 4/15/35 (1) 440,000 425
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 5.965%, 12/2/34 (1) 470,000 463
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 5.983%, 1/21/35 (1) 590,000 584
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  445,000 408
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  251,000 226
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 225
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 1,143,450 1,110
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 5.962%, 7/15/34 (1) 400,000 392
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 5.978%, 4/15/35 (1) 770,000 757
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  735,000 709
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 944
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 233
CarMax Auto Owner Trust
Series 2023-1, Class A4
4.65%, 1/16/29  140,000 137
CarMax Auto Owner Trust
Series 2023-1, Class B
4.98%, 1/16/29  105,000 103

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cedar Funding VIII
Series 2017-8A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 5.942%, 10/17/34 (1) 435,000 429
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 5.938%, 10/20/34 (1) 555,000 545
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 5.932%, 7/15/36 (1) 505,000 497
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 273,600 255
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 258,375 228
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 5.892%, 7/17/34 (1) 490,000 481
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  200,000 182
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  800,000 770
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  505,000 498
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  90,000 90
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  160,000 158
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  345,000 340
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 890
GM Financial Automobile Leasing Trust
Series 2023-1, Class B
5.51%, 1/20/27  75,000 75
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 240,000 232
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 526,625 497

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 236,400 191
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 104,000 97
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 330,000 301
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 5.955%, 1/23/35 (1) 300,000 294
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 564,480 499
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.948%, 10/15/32 (1) 435,000 430
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 5.798%, 4/20/32 (1) 895,000 885
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 202,793 195
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 295,798 272
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 205,571 186
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 360
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 136,571 124
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 863,969 758
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 5.928%, 10/19/31 (1) 470,000 466
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 5.788%, 1/20/32 (1) 1,190,000 1,176
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 5.922%, 7/17/35 (1) 370,000 364

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 5.928%, 7/20/29 (1) 741,847 735
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 6.458%, 7/20/29 (1) 475,000 464
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 5.996%, 1/24/33 (1) 825,000 812
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 165,000 165
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 5.802%, 7/17/29 (1) 394,730 391
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 5.959%, 4/20/35 (1) 445,000 439
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 516,100 457
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 117,328 113
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  285,000 267
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  285,000 264
Santander Drive Auto Receivables Trust
Series 2022-3, Class C
4.49%, 8/15/29  460,000 445
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  385,000 376
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  850,000 834
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  355,000 350
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 590,000 555
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 521,909 421

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 30,436 29
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 347,060 330
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 490,000 439
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 6.503%, 4/22/35 (1) 380,000 369
Verizon Master Trust
Series 2023-1, Class C, STEP
4.98%, 1/22/29  250,000 245
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 5.868%, 10/20/29 (1) 433,001 430
Total Asset-Backed Securities (Cost $30,521) 29,166
BOND MUTUAL FUNDS 25.7%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.16% (2)(3) 14,586,077 123,690
T. Rowe Price Inflation Protected Bond Fund - I Class, (2.15)% (2)
(3) 684 7
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.41% (2)(3) 17,108,448 107,612
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.26% (2)(3) 5,125,219 47,767
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.05% (2)(3) 12,790,088 95,798
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.45% (2)(3) 14,177,879 113,140
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (1.84)% (2)(3) 16,293 76
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
3.94% (2)(3) 5,265,233 42,543
Total Bond Mutual Funds (Cost $625,301) 530,633
COMMON STOCKS 32.9%
COMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.3%
KT (KRW)  29,174 672
Nippon Telegraph & Telephone (JPY)  112,800 3,268

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Communications  38,210 1,483
5,423
Entertainment 0.3%
Activision Blizzard  20,230 1,542
Cinemark Holdings (4) 9,152 125
Netflix (4) 6,373 2,053
Sea, ADR (4) 11,523 720
Walt Disney (4) 18,955 1,888
6,328
Interactive Media & Services 1.2%
Alphabet, Class A (4) 19,189 1,728
Alphabet, Class C (4)(5) 183,552 16,575
Bumble, Class A (4) 2,940 71
Meta Platforms, Class A (4) 25,812 4,515
NAVER (KRW)  3,110 489
Tencent Holdings (HKD)  26,600 1,168
Vimeo (4) 30,520 117
Z Holdings (JPY)  194,700 523
25,186
Media 0.1%
CyberAgent (JPY)  81,600 698
Stroeer (EUR)  7,368 413
WPP (GBP)  116,881 1,437
2,548
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)  1,100 45
T-Mobile U.S. (4) 19,928 2,833
Vodafone Group, ADR  76,923 921
3,799
Total Communication Services 43,284
CONSUMER DISCRETIONARY 3.5%
Auto Components 0.2%
Aptiv (4) 3,197 372
Autoliv, SDR (SEK)  9,027 831
Denso (JPY)  19,700 1,047
Magna International  21,099 1,176
Stanley Electric (JPY)  25,700 536
3,962
Automobiles 0.4%
General Motors  19,700 763
Honda Motor (JPY)  14,700 383
Rivian Automotive, Class A (4) 19,387 374

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Suzuki Motor (JPY)  22,000 772
Tesla (4) 23,874 4,911
Toyota Motor (JPY)  133,900 1,825
9,028
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 5,359 422
Clear Secure, Class A  17,327 533
Duolingo (4) 3,615 328
Rover Group, Acquisition Date: 8/2/21, Cost $— (4)(6) 6,383 —
Service Corp International  5,400 365
Strategic Education  2,793 238
1,886
Hotels, Restaurants & Leisure 0.6%
BJ's Restaurants (4) 8,932 286
Booking Holdings (4) 1,385 3,496
Chipotle Mexican Grill (4) 1,161 1,731
Chuy's Holdings (4) 9,719 347
Compass Group (GBP)  67,645 1,563
Dutch Bros, Class A (4) 1,865 62
Fiesta Restaurant Group (4) 17,453 140
Marriott Vacations Worldwide  1,254 192
McDonald's  15,149 3,998
Papa John's International  8,654 726
Red Robin Gourmet Burgers (4) 4,220 36
Red Rock Resorts, Class A  4,096 179
Ruth's Hospitality Group  2,388 45
Wyndham Hotels & Resorts  3,361 259
13,060
Household Durables 0.2%
Panasonic Holdings (JPY)  98,500 860
Persimmon (GBP)  37,337 651
Skyline Champion (4) 5,506 377
Sony Group (JPY)  19,900 1,664
3,552
Internet & Direct Marketing Retail 0.7%
Alibaba Group Holding, ADR (4) 2,039 179
Amazon.com (4)(5) 137,347 12,942
ASOS (GBP) (4)(7) 26,746 280
DoorDash, Class A (4) 7,341 401
Farfetch, Class A (4) 22,348 115
Meituan, Class B (HKD) (4) 2,979 52
Xometry, Class A (4) 5,093 155

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zalando (EUR) (4) 18,283 724
14,848
Multiline Retail 0.3%
Dollar General  19,180 4,148
Next (GBP)  11,743 966
Ollie's Bargain Outlet Holdings (4) 12,428 715
Target  3,547 598
6,427
Specialty Retail 0.7%
Best Buy  7,800 648
Burlington Stores (4) 4,088 876
Five Below (4) 1,378 282
Floor & Decor Holdings, Class A (4) 1,047 96
Home Depot  8,005 2,374
Kingfisher (GBP)  373,698 1,292
Monro  8,520 430
O'Reilly Automotive (4) 1,090 905
RH (4) 562 168
Ross Stores  30,301 3,349
TJX  17,957 1,375
Ulta Beauty (4) 3,488 1,810
Warby Parker, Class A (4) 18,717 244
13,849
Textiles, Apparel & Luxury Goods 0.3%
Dr. Martens (GBP)  107,780 206
Kering (EUR)  1,863 1,092
Lululemon Athletica (4) 3,670 1,135
Moncler (EUR)  18,418 1,123
NIKE, Class B  14,285 1,697
Samsonite International (HKD) (4) 185,700 521
Skechers USA, Class A (4) 9,549 425
6,199
Total Consumer Discretionary 72,811
CONSUMER STAPLES 2.1%
Beverages 0.5%
Boston Beer, Class A (4) 1,715 555
Coca-Cola  22,351 1,330
Coca-Cola Consolidated  381 212
Constellation Brands, Class A  6,038 1,351
Diageo (GBP)  37,282 1,582
Heineken (EUR)  10,454 1,065
Keurig Dr Pepper  34,207 1,182
Kirin Holdings (JPY)  46,500 696

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PepsiCo  8,400 1,458
9,431
Food & Staples Retailing 0.2%
Fresh Market, EC (4)(8) 3,700 —
Seven & i Holdings (JPY)  39,100 1,748
Walmart  14,080 2,001
Welcia Holdings (JPY) (7) 18,900 414
4,163
Food Products 0.8%
Barry Callebaut (CHF)  412 820
General Mills  16,009 1,273
Hershey  3,965 945
Kraft Heinz  51,353 2,000
Mondelez International, Class A  62,619 4,081
Nestle (CHF)  46,140 5,199
Nomad Foods (4) 11,306 203
Post Holdings (4) 4,402 396
Post Holdings Partnering (4) 6,329 64
Simply Good Foods (4) 4,153 159
TreeHouse Foods (4) 4,043 197
Utz Brands  15,915 261
Wilmar International (SGD)  423,800 1,238
16,836
Household Products 0.2%
Kimberly-Clark  5,711 714
Procter & Gamble  26,363 3,627
4,341
Personal Products 0.2%
BellRing Brands (4) 17,969 555
L'Oreal (EUR)  4,258 1,683
Unilever (GBP)  57,527 2,864
5,102
Tobacco 0.2%
Philip Morris International  47,611 4,633
4,633
Total Consumer Staples 44,506
ENERGY 1.1%
Energy Equipment & Services 0.1%
Cactus, Class A  4,193 193
Liberty Energy, Class A  23,207 354
NexTier Oilfield Solutions (4) 37,669 344

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Worley (AUD)  101,244 1,029
1,920
Oil, Gas & Consumable Fuels 1.0%
Chevron  21,176 3,404
Devon Energy  7,197 388
Diamondback Energy  4,213 592
Equinor (NOK)  75,089 2,299
Exxon Mobil  53,304 5,859
Kimbell Royalty Partners  4,023 62
Kinder Morgan  106,217 1,812
Magnolia Oil & Gas, Class A  28,651 626
Range Resources  3,100 84
Shell, ADR  22,410 1,362
Southwestern Energy (4) 8,200 43
TotalEnergies (EUR)  43,525 2,686
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $9 (4)(6)(8) 3 51
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $134 (4)(6)(8) 37 634
Woodside Energy Group (GBP)  7,630 186
20,088
Total Energy 22,008
FINANCIALS 5.4%
Banks 2.2%
ANZ Group Holdings (AUD)  49,120 813
Bank of America  207,326 7,111
BankUnited  8,278 293
BNP Paribas (EUR)  18,989 1,328
Cadence Bank  11,371 302
CRB Group, Acquisition Date: 4/14/22, Cost $21 (4)(6)(8) 199 15
CrossFirst Bankshares (4) 10,169 144
DBS Group Holdings (SGD)  34,367 872
Dime Community Bancshares  7,932 243
DNB Bank (NOK)  103,128 2,058
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $24 (4)(6)(8) 2,412 43
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (4)(6)(8) 1,185 21
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(6)(8) 360 3
East West Bancorp  7,324 558
Equity Bancshares, Class A  5,306 160
Erste Group Bank (EUR)  14,525 570
FB Financial  8,554 322

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Bancshares  7,182 225
Five Star Bancorp  5,304 145
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (4)(6)(8) 4,129 17
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(6)(8) 803 1
Heritage Commerce  21,159 256
Home BancShares  15,727 379
ING Groep (EUR)  166,889 2,336
Intesa Sanpaolo (EUR)  164,860 445
JPMorgan Chase  44,965 6,446
Live Oak Bancshares  8,631 298
Lloyds Banking Group (GBP)  1,520,437 960
Mitsubishi UFJ Financial Group (JPY)  144,000 1,021
National Bank of Canada (CAD)  23,784 1,747
Origin Bancorp  7,997 303
Pacific Premier Bancorp  7,874 255
Pinnacle Financial Partners  5,143 381
PNC Financial Services Group  16,957 2,678
Popular  2,900 207
Signature Bank  3,498 402
SouthState  5,338 431
Standard Chartered (GBP)  72,246 684
Sumitomo Mitsui Trust Holdings (JPY)  18,089 670
Svenska Handelsbanken, Class A (SEK)  119,867 1,271
Texas Capital Bancshares (4) 5,812 385
U.S. Bancorp  61,601 2,940
United Overseas Bank (SGD)  70,500 1,563
Veritex Holdings  8,029 214
Wells Fargo  82,983 3,881
Western Alliance Bancorp  8,346 620
46,017
Capital Markets 0.6%
Bridgepoint Group (GBP)  141,537 425
Cboe Global Markets  3,449 435
Charles Schwab  26,197 2,041
Goldman Sachs Group  8,188 2,879
Julius Baer Group (CHF)  16,843 1,117
Macquarie Group (AUD)  7,522 955
Morgan Stanley  12,500 1,206
MSCI  752 393
P10, Class A  16,529 178
S&P Global  3,755 1,281
StepStone Group, Class A  9,929 284
TMX Group (CAD)  2,268 226

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
XP, Class A (4) 20,522 255
11,675
Consumer Finance 0.1%
American Express  11,504 2,002
Encore Capital Group (4) 4,124 213
PRA Group (4) 8,259 351
2,566
Diversified Financial Services 0.4%
Berkshire Hathaway, Class B (4) 17,500 5,341
Challenger (AUD)  83,651 420
Conyers Park III Acquisition (4) 9,327 98
Corebridge Financial  25,551 517
Element Fleet Management (CAD)  107,184 1,531
Housing Development Finance (INR)  28,133 887
Mitsubishi HC Capital (JPY)  93,500 488
9,282
Insurance 2.0%
AIA Group (HKD)  51,400 546
Allstate  15,102 1,945
Assurant  4,026 513
AXA (EUR)  91,905 2,896
Axis Capital Holdings  9,882 600
Chubb  25,404 5,361
Definity Financial (CAD)  11,522 303
Direct Line Insurance Group (GBP)  161,200 349
First American Financial  3,523 200
Hanover Insurance Group  3,140 438
Hartford Financial Services Group  26,192 2,050
Kemper  4,655 287
Manulife Financial (CAD) (7) 47,216 934
Marsh & McLennan  9,156 1,484
MetLife  45,097 3,235
Munich Re (EUR)  7,582 2,612
PICC Property & Casualty, Class H (HKD)  790,000 694
Ping An Insurance Group, Class H (HKD)  60,000 409
Progressive  29,320 4,208
Sampo, Class A (EUR)  32,636 1,589
Selective Insurance Group  8,705 884
Storebrand (NOK)  123,607 1,020
Sun Life Financial (CAD) (7) 31,591 1,527
Tokio Marine Holdings (JPY)  71,100 1,509
Travelers  19,047 3,526
Zurich Insurance Group (CHF)  3,693 1,752
40,871

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (4) 5,597 69
Capitol Federal Financial  13,612 114
Essent Group  3,957 170
Kearny Financial  11,236 113
PennyMac Financial Services  9,814 593
1,059
Total Financials 111,470
HEALTH CARE 5.3%
Biotechnology 0.6%
AbbVie  9,099 1,400
Abcam, ADR (4) 24,085 347
Agios Pharmaceuticals (4) 3,545 90
Amgen  6,700 1,552
Apellis Pharmaceuticals (4) 8,249 540
Argenx, ADR (4) 1,438 526
Ascendis Pharma, ADR (4) 4,096 455
Avid Bioservices (4) 13,785 227
Biogen (4) 1,806 487
Blueprint Medicines (4) 5,610 238
Cerevel Therapeutics Holdings (4) 4,527 121
Crinetics Pharmaceuticals (4) 2,700 53
CRISPR Therapeutics (4) 2,238 110
Cytokinetics (4) 4,143 180
Generation Bio (4) 8,379 33
Genmab (DKK) (4) 1,327 499
HilleVax (4) 2,235 38
Icosavax (4) 6,734 55
Insmed (4) 17,697 361
Intellia Therapeutics (4) 1,224 49
Ionis Pharmaceuticals (4) 6,022 216
Karuna Therapeutics (4) 1,643 328
Kura Oncology (4) 5,595 67
Kymera Therapeutics (4) 1,615 51
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $3 (4)(6) 2,004 1
Monte Rosa Therapeutics (4) 3,424 21
Morphic Holding (4) 2,584 110
MorphoSys, ADR (4) 18,058 81
Nkarta (4) 8,641 36
Prometheus Biosciences (4) 2,180 267
Prothena (4) 2,719 152
RAPT Therapeutics (4) 3,901 115
Regeneron Pharmaceuticals (4) 1,715 1,304
Relay Therapeutics (4) 3,775 61

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Repare Therapeutics (4) 3,408 35
Replimune Group (4) 1,942 43
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (4)(6) 740 3
Scholar Rock Holding (4) 8,890 76
Tenaya Therapeutics (4) 1,032 3
Vaxcyte (4) 1,835 75
Vertex Pharmaceuticals (4) 2,388 693
Verve Therapeutics (4) 3,162 60
Xencor (4) 6,260 201
Zentalis Pharmaceuticals (4) 3,444 65
11,425
Health Care Equipment & Supplies 0.8%
Alcon (CHF)  7,670 523
Align Technology (4) 962 298
Becton Dickinson & Company  11,549 2,709
Elekta, Class B (SEK) (7) 88,173 688
Embecta  9,977 319
EssilorLuxottica (EUR)  7,042 1,221
GE HealthCare Technologies (4) 23,218 1,765
ICU Medical (4) 2,497 426
Intuitive Surgical (4) 11,947 2,740
Koninklijke Philips (EUR)  47,339 773
Masimo (4) 1,984 332
Outset Medical (4) 12,158 277
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (4)(6)(8) 30,352 15
Penumbra (4) 1,501 390
PROCEPT BioRobotics (4) 9,506 356
QuidelOrtho (4) 4,087 355
Siemens Healthineers (EUR)  26,373 1,376
STERIS  3,715 699
Stryker  6,050 1,590
Teleflex  1,452 346
17,198
Health Care Providers & Services 1.6%
Alignment Healthcare (4) 13,984 139
AmerisourceBergen  26,068 4,055
dentalcorp Holdings (CAD) (4)(7) 10,571 75
Elevance Health  19,208 9,022
Fresenius (EUR)  29,474 811
HCA Healthcare  8,558 2,084
Humana  6,746 3,339
ModivCare (4) 4,176 410
Molina Healthcare (4) 4,312 1,187
Option Care Health (4) 11,226 344

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pennant Group (4) 6,726 101
Privia Health Group (4) 10,250 286
U.S. Physical Therapy  2,905 294
UnitedHealth Group  21,744 10,349
32,496
Health Care Technology 0.0%
Certara (4) 6,929 126
Doximity, Class A (4) 4,772 160
Veeva Systems, Class A (4) 2,818 467
753
Life Sciences Tools & Services 0.7%
10X Genomics, Class A (4) 3,400 162
Adaptive Biotechnologies (4) 4,008 34
Agilent Technologies  3,151 447
Bruker  8,372 577
Danaher  19,948 4,938
Evotec (EUR) (4) 21,095 378
Mettler-Toledo International (4) 322 462
NeoGenomics (4) 14,834 250
Olink Holding, ADR (4) 8,174 192
Pacific Biosciences of California (4) 19,995 182
PerkinElmer  444 55
Thermo Fisher Scientific  10,666 5,778
13,455
Pharmaceuticals 1.6%
Arvinas (4) 1,804 55
Astellas Pharma (JPY)  125,800 1,767
AstraZeneca, ADR  78,126 5,092
Bayer (EUR)  27,228 1,617
Catalent (4) 5,936 405
Eli Lilly  13,442 4,183
GSK, ADR  22,970 787
Ipsen (EUR)  2,800 320
Johnson & Johnson  31,407 4,813
Merck  29,071 3,089
Novartis (CHF)  29,217 2,459
Otsuka Holdings (JPY)  23,400 709
Reata Pharmaceuticals, Class A (4) 1,683 52
Roche Holding (CHF)  9,905 2,856
Sanofi (EUR)  32,812 3,068
Structure Therapeutics, ADR (4) 1,163 30
Ventyx Biosciences (4) 1,200 52

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  7,839 1,309
32,663
Total Health Care 107,990
INDUSTRIALS & BUSINESS SERVICES 3.3%
Aerospace & Defense 0.3%
Cadre Holdings  4,414 95
General Dynamics  2,684 612
L3Harris Technologies  14,870 3,140
Northrop Grumman  1,577 732
Parsons (4) 8,942 403
Safran (EUR)  7,519 1,062
TransDigm Group  630 468
6,512
Airlines 0.0%
Allegiant Travel (4) 3,030 311
311
Building Products 0.1%
Carrier Global  18,799 847
CSW Industrials  2,245 318
Gibraltar Industries (4) 2,626 140
1,305
Commercial Services & Supplies 0.1%
Cintas  882 387
Rentokil Initial (GBP)  53,278 328
Stericycle (4) 7,242 345
Tetra Tech  1,482 203
1,263
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (4) 2,908 149
149
Electrical Equipment 0.7%
ABB (CHF)  52,380 1,743
AMETEK  15,013 2,125
AZZ  9,579 389
Eaton  19,569 3,423
Emerson Electric  5,500 455
Hubbell  6,104 1,536
Legrand (EUR)  14,809 1,368
Mitsubishi Electric (JPY)  122,300 1,374
Prysmian (EUR)  35,545 1,367
Thermon Group Holdings (4) 4,053 107
13,887

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 0.7%
DCC (GBP)  15,299 849
General Electric  48,246 4,087
Honeywell International  8,947 1,713
Melrose Industries (GBP)  569,636 1,026
Roper Technologies  3,496 1,504
Siemens (EUR)  34,706 5,289
14,468
Machinery 0.4%
Cummins  3,363 817
Dover  5,903 885
Enerpac Tool Group  16,422 442
EnPro Industries  1,457 157
Esab  3,297 193
ESCO Technologies  4,300 401
Federal Signal  9,341 493
Graco  5,022 349
Helios Technologies  5,654 383
IDEX  2,108 474
Ingersoll Rand  16,377 951
John Bean Technologies  2,856 317
KION Group (EUR)  16,116 631
Marel (ISK)  17,109 67
Mueller Water Products, Class A  22,197 308
RBC Bearings (4) 1,315 302
SMC (JPY)  900 457
SPX Technologies (4) 7,336 517
THK (JPY)  18,600 417
Toro  2,246 248
8,809
Professional Services 0.2%
Booz Allen Hamilton Holding  8,103 768
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (4)(6)(8) 4,755 37
Clarivate (4) 26,747 271
Huron Consulting Group (4) 2,709 190
Legalzoom.com (4) 7,918 65
Recruit Holdings (JPY)  35,500 952
TechnoPro Holdings (JPY)  36,100 916
Teleperformance (EUR)  3,818 991
TransUnion  3,171 207
Upwork (4) 7,073 80
Verisk Analytics  2,880 493
4,970

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Road & Rail 0.5%
Central Japan Railway (JPY)  5,400 606
CSX  125,968 3,841
Landstar System  1,497 271
Norfolk Southern  5,577 1,254
Old Dominion Freight Line  3,533 1,198
Saia (4) 1,756 476
Union Pacific  9,385 1,945
9,591
Trading Companies & Distributors 0.3%
Air Lease  7,446 322
Ashtead Group (GBP)  19,063 1,261
Beacon Roofing Supply (4) 5,049 328
Bunzl (GBP)  19,145 682
Mitsubishi (JPY)  27,300 928
Rush Enterprises, Class A  4,801 272
SiteOne Landscape Supply (4) 3,773 560
Sumitomo (JPY)  59,800 1,019
5,372
Total Industrials & Business Services 66,637
INFORMATION TECHNOLOGY 7.7%
Communications Equipment 0.1%
Clearfield (4) 846 53
Infinera (4) 11,775 83
LM Ericsson, Class B (SEK)  226,545 1,255
1,391
Electronic Equipment, Instruments & Components 0.4%
CTS  11,129 482
Hamamatsu Photonics (JPY)  17,900 878
Largan Precision (TWD)  5,000 360
Littelfuse  1,665 431
Mirion Technologies (4) 41,094 373
Murata Manufacturing (JPY)  18,800 1,006
Novanta (4) 1,994 313
Omron (JPY)  9,500 510
PAR Technology (4) 10,995 376
TE Connectivity  15,144 1,928
Teledyne Technologies (4) 1,933 831
Vontier  10,814 283
7,771
IT Services 1.4%
Accenture, Class A  6,655 1,767
Adyen (EUR) (4) 769 1,090

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Affirm Holdings (4) 9,255 126
Amadeus IT Group (EUR) (4) 14,352 903
ANT International, Class C, Acquisition Date: 6/7/18, Cost $481 (4)
(6)(8) 126,309 257
Block (4) 7,021 539
Broadridge Financial Solutions  4,058 571
Fidelity National Information Services  10,700 678
Fiserv (4) 33,452 3,850
Mastercard, Class A  15,943 5,664
MongoDB (4) 4,239 888
NTT Data (JPY)  103,800 1,440
Payoneer Global (4) 52,572 305
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $9 (4)(6)(8) 204 13
Shopify, Class A (4) 22,074 908
Snowflake, Class A (4) 2,807 433
SS&C Technologies Holdings  6,465 380
Themis Solutions, Acquisition Date: 4/14/21, Cost $22 (4)(6)(8) 960 17
Toast, Class A (4) 19,715 373
Visa, Class A  39,521 8,692
28,894
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices (4) 24,056 1,890
Analog Devices  3,982 731
Applied Materials  18,572 2,157
ASML Holding (EUR)  4,592 2,830
ASML Holding  4,597 2,840
Broadcom  9,123 5,422
Entegris  7,569 645
KLA  6,216 2,358
Lam Research  4,605 2,238
Lattice Semiconductor (4) 10,879 924
Marvell Technology  17,124 773
Micron Technology  40,669 2,352
Monolithic Power Systems  2,842 1,376
NVIDIA  36,007 8,359
NXP Semiconductors  13,618 2,431
Onto Innovation (4) 4,360 360
Renesas Electronics (JPY) (4) 49,500 639
Skyworks Solutions  5,145 574
Taiwan Semiconductor Manufacturing (TWD)  198,719 3,288
Taiwan Semiconductor Manufacturing, ADR  7,966 694
Texas Instruments  22,854 3,918
Tokyo Electron (JPY)  3,000 1,029
47,828

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software 2.3%
Agilysys (4) 3,746 299
Amplitude, Class A (4) 13,397 177
Atlassian, Class A (4) 5,692 935
Autodesk (4) 4,058 806
BILL Holdings (4) 6,814 577
Blackline (4) 4,744 324
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $283 (4)(6)(8) 166 92
Ceridian HCM Holding (4) 913 66
Clearwater Analytics Holdings, Class A (4) 2,114 36
Confluent, Class A (4) 11,140 272
Crowdstrike Holdings, Class A (4) 2,549 308
Datadog, Class A (4) 4,429 339
Descartes Systems Group (4) 7,246 534
DoubleVerify Holdings (4) 18,805 494
Five9 (4) 6,720 443
Fortinet (4) 3,224 192
Gusto, Acquisition Date: 10/4/21, Cost $90 (4)(6)(8) 3,136 59
Intuit  7,534 3,068
Manhattan Associates (4) 2,699 388
Microsoft (5) 116,337 29,017
nCino (4) 1,702 46
Paycom Software (4) 1,172 339
Paycor HCM (4) 10,019 248
SAP (EUR)  15,484 1,759
ServiceNow (4) 10,429 4,507
Socure, Acquisition Date: 12/22/21, Cost $16 (4)(6)(8) 1,018 8
Synopsys (4) 6,715 2,443
Workiva (4) 4,793 427
48,203
Technology Hardware, Storage & Peripherals 1.2%
Apple (5) 151,872 22,387
Samsung Electronics (KRW)  41,111 1,881
24,268
Total Information Technology 158,355
MATERIALS 1.1%
Chemicals 0.7%
Air Liquide (EUR)  9,094 1,445
Akzo Nobel (EUR)  13,353 977
Asahi Kasei (JPY)  95,100 662
BASF (EUR)  16,829 861
Covestro (EUR)  17,603 774
Eastman Chemical  1,100 94
Element Solutions  38,010 781

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HB Fuller  1,848 129
Johnson Matthey (GBP)  35,019 919
Linde  5,101 1,777
Nutrien  26,661 2,074
Quaker Chemical  2,292 449
Sherwin-Williams  9,543 2,112
Tosoh (JPY)  8,400 114
Umicore (EUR)  23,057 768
13,936
Containers & Packaging 0.0%
Amcor, CDI (AUD)  51,303 569
569
Metals & Mining 0.3%
Antofagasta (GBP)  57,455 1,084
BHP Group (AUD)  16,828 509
BHP Group (GBP)  42,792 1,303
Compass Minerals International  2,000 77
Constellium (4) 27,779 444
ERO Copper (CAD) (4) 7,746 121
Franco-Nevada (CAD)  521 67
Haynes International  5,650 309
IGO (AUD)  232,057 2,040
Rio Tinto (AUD)  5,502 430
South32 (AUD)  261,220 759
7,143
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  70,324 994
West Fraser Timber (CAD)  1,872 141
1,135
Total Materials 22,783
REAL ESTATE 0.5%
Equity Real Estate Investment Trusts 0.4%
Boston Properties, REIT  3,100 203
Community Healthcare Trust, REIT  3,989 155
CubeSmart, REIT  10,959 515
EastGroup Properties, REIT  4,464 729
Equity LifeStyle Properties, REIT  6,690 458
Flagship Communities REIT  3,285 61
Great Portland Estates (GBP)  85,119 580
Independence Realty Trust, REIT  16,803 304
Life Storage, REIT  4,700 566
Prologis, REIT  15,867 1,958
Public Storage, REIT  2,026 606

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rexford Industrial Realty, REIT  8,536 516
Scentre Group (AUD)  374,861 749
Terreno Realty, REIT  3,503 218
Weyerhaeuser, REIT  30,627 957
8,575
Real Estate Management & Development 0.1%
Altus Group (CAD)  1,947 87
DigitalBridge Group  9,059 111
FirstService  6,079 834
Mitsui Fudosan (JPY)  69,700 1,328
Tricon Residential  29,312 238
2,598
Total Real Estate 11,173
UTILITIES 0.8%
Electric Utilities 0.4%
American Electric Power  10,861 955
Evergy  11,300 665
FirstEnergy  21,474 849
IDACORP  4,491 464
MGE Energy  2,345 166
Southern  93,179 5,876
8,975
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  94,000 308
Chesapeake Utilities  3,861 495
ONE Gas  2,313 185
Southwest Gas Holdings  7,554 476
1,464
Independent Power & Renewable Electricity Producers 0.0%
Electric Power Development (JPY)  36,700 585
NextEra Energy Partners  4,037 267
852
Multi-Utilities 0.3%
Ameren  8,356 691
DTE Energy  4,382 481
Engie (EUR)  134,407 1,961
National Grid (GBP)  94,405 1,185
Sempra Energy  9,014 1,352
5,670
Water Utilities 0.0%
California Water Service Group  4,187 240

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SJW Group  3,421 261
501
Total Utilities 17,462
Total Miscellaneous Common Stocks  0.0% (9) 610
Total Common Stocks (Cost $447,896) 679,089
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $157 (4)(6)(8) 6,334 203
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $104 (4)(6)
(8) 2,763 88
291
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (4)(6)(8) 14,624 27
27
Total Consumer Discretionary 318
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $100 (4)(6)(8) 5,409 271
Total Consumer Staples 271
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $73 (4)(6)(8) 699 54
Total Financials 54
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (4)(6)(8) 14,745 97
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $63 (4)(6)(8) 7,833 52
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $16 (4)(6) 12 6
Leap Therapeutics, Hold-Back Shares, Acquisition Date: 9/28/20,
Cost $1 (4)(6) 1 1
156
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (4)(6)(8) 44,249 45
45

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (4)(6)(8) 34,928 80
80
Life Sciences Tools & Services 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41 (4)(6)(8) 3,497 41
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $46 (4)(6)(8) 5,249 29
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (4)(6)(8) 4,451 271
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (4)(6)(8) 2,075 126
467
Total Health Care 748
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $47 (4)(6)(8) 1,042 33
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (4)(6)(8) 16,618 84
117
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $44 (4)(6)(8) 3,599 73
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $25 (4)(6)(8) 1,206 25
98
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46 (4)(6)(8) 2,189 29
29
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (4)(6)(8) 6,984 54
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (4)(6)(8) 9,798 75
129
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $68 (4)(6)(8) 9,621 50
Convoy, Series D, Acquisition Date: 10/30/19, Cost $84 (4)(6)(8) 6,236 32
82
Total Industrials & Business Services 455
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (4)(6)(8) 2,473 47
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (4)(6)(8) 777 15

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (4)
(6)(8) 3 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40 (4)(6)
(8) 1,534 96
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $8 (4)(6)(8) 75 5
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5 (4)(6)(8) 220 4
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $— (4)(6)(8) 20 —
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $— (4)
(6)(8) 20 —
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $61 (4)(6)(8) 2,730 49
216
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (4)(6)(8) 10 5
Databricks, Series G, Acquisition Date: 2/1/21, Cost $93 (4)(6)(8) 1,581 95
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (4)(6)
(8) 3,552 213
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (4)(6)(8) 4,351 82
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $102 (4)
(6)(8) 7,799 108
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (4)(6)(8) 2,102 29
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (4)(6)(8) 8,514 42
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $58 (4)(6)(8) 9,270 96
Seismic Software, Series F, Acquisition Date: 9/25/20, Cost $6 (4)
(6)(8) 705 7
Socure, Series A, Acquisition Date: 12/22/21, Cost $20 (4)(6)(8) 1,237 9
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $16 (4)(6)(8) 1,015 8
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (4)(6)(8) 18 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $38 (4)(6)(8) 2,353 18
712
Total Information Technology 928
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (4)(6)(8) 1,182 92
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (4)(6)(8) 1,910 60
152

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $48 (4)
(6)(8) 1,739 74
74
Total Materials 226
Total Convertible Preferred Stocks (Cost $2,727) 3,000
CORPORATE BONDS 5.4%
AbbVie, 3.20%, 11/21/29  905,000 801
AbbVie, 4.05%, 11/21/39  260,000 220
AbbVie, 4.25%, 11/21/49  380,000 317
AbbVie, 4.70%, 5/14/45  600,000 531
AbbVie, 4.875%, 11/14/48  650,000 596
AerCap Ireland Capital, 2.45%, 10/29/26  460,000 404
AerCap Ireland Capital, 3.50%, 1/15/25  150,000 143
AerCap Ireland Capital, 4.875%, 1/16/24  355,000 352
AerCap Ireland Capital, 6.50%, 7/15/25  150,000 150
AIA Group, 3.90%, 4/6/28 (1) 765,000 725
Aker BP, 2.875%, 1/15/26 (1) 150,000 139
Alexandria Real Estate Equities, 3.375%, 8/15/31  475,000 417
Alexandria Real Estate Equities, 3.95%, 1/15/27  455,000 434
Alexandria Real Estate Equities, 3.95%, 1/15/28  655,000 617
Alexandria Real Estate Equities, 4.70%, 7/1/30  105,000 102
Ally Financial, 4.75%, 6/9/27  1,060,000 1,010
Amgen, 4.875%, 3/1/53  440,000 391
Amgen, 5.25%, 3/2/30  275,000 274
Amgen, 5.65%, 3/2/53  215,000 213
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50 (7) 459,000 405
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  600,000 603
Aon, 2.80%, 5/15/30  145,000 123
APA Infrastructure, 4.25%, 7/15/27 (1)(7) 288,000 278
Arrow Electronics, 4.00%, 4/1/25  510,000 493
Astrazeneca Finance, 1.75%, 5/28/28  370,000 317
AT&T, 1.65%, 2/1/28  150,000 127
AT&T, 3.50%, 9/15/53  1,140,000 778
AT&T, 4.35%, 3/1/29  260,000 246
Ausgrid Finance, 4.35%, 8/1/28 (1) 440,000 409
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (10) 400,000 397
Banco Santander, VR, 1.722%, 9/14/27 (10) 400,000 345
Bank of America, 3.248%, 10/21/27  2,120,000 1,952
Bank of America, VR, 1.898%, 7/23/31 (10) 2,385,000 1,861
Bank of America, VR, 2.496%, 2/13/31 (10) 450,000 371
Bank of America, VR, 2.592%, 4/29/31 (10) 110,000 91
Bank of America, VR, 3.419%, 12/20/28 (10) 175,000 159

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of America, VR, 3.559%, 4/23/27 (10) 1,195,000 1,121
Bank of America, VR, 4.271%, 7/23/29 (10) 875,000 823
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(10) 365,000 366
Bank of Nova Scotia, 4.85%, 2/1/30  570,000 552
Barclays, VR, 2.279%, 11/24/27 (10) 275,000 242
Barclays, VR, 2.852%, 5/7/26 (10) 685,000 642
Barclays, VR, 3.932%, 5/7/25 (10) 1,010,000 981
Barclays, VR, 5.501%, 8/9/28 (10) 225,000 221
BAT Capital, 3.557%, 8/15/27  1,280,000 1,166
BAT International Finance, 1.668%, 3/25/26 (7) 175,000 155
Becton Dickinson & Company, 2.823%, 5/20/30  250,000 214
Becton Dickinson & Company, 3.70%, 6/6/27  489,000 462
Berkshire Hathaway Finance, 2.50%, 1/15/51  585,000 365
Berkshire Hathaway Finance, 2.85%, 10/15/50  200,000 136
Berkshire Hathaway Finance, 3.85%, 3/15/52  205,000 165
BNP Paribas, VR, 1.323%, 1/13/27 (1)(10) 780,000 690
BNP Paribas, VR, 2.591%, 1/20/28 (1)(10) 635,000 564
Boardwalk Pipelines, 3.40%, 2/15/31  365,000 309
Boardwalk Pipelines, 4.45%, 7/15/27  175,000 166
Boardwalk Pipelines, 5.95%, 6/1/26  430,000 431
Booking Holdings, 4.625%, 4/13/30  235,000 228
Brixmor Operating Partnership, 4.05%, 7/1/30  360,000 317
Brixmor Operating Partnership, 4.125%, 5/15/29  1,053,000 949
Broadcom, 4.11%, 9/15/28  140,000 132
CaixaBank, VR, 6.208%, 1/18/29 (1)(10) 505,000 503
Capital One Financial, 3.65%, 5/11/27  875,000 815
Capital One Financial, VR, 2.359%, 7/29/32 (10) 760,000 558
Capital One Financial, VR, 3.273%, 3/1/30 (10) 245,000 211
Capital One Financial, VR, 5.247%, 7/26/30 (10) 140,000 134
Capital One Financial, VR, 5.468%, 2/1/29 (10) 890,000 874
Carvana, 10.25%, 5/1/30 (1) 430,000 269
Celanese U.S. Holdings, 6.05%, 3/15/25  445,000 443
Celanese U.S. Holdings, 6.165%, 7/15/27  290,000 288
Centene, 2.625%, 8/1/31  1,265,000 984
Charter Communications Operating, 2.25%, 1/15/29  305,000 245
Charter Communications Operating, 3.75%, 2/15/28  1,240,000 1,117
Charter Communications Operating, 4.20%, 3/15/28  425,000 390
Charter Communications Operating, 5.125%, 7/1/49  175,000 135
Charter Communications Operating, 6.484%, 10/23/45  110,000 100
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  60,000 54
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  135,000 133
Citigroup, VR, 3.106%, 4/8/26 (10) 500,000 475
Citigroup, VR, 5.61%, 9/29/26 (10) 655,000 655
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (10) 530,000 481
CNO Financial Group, 5.25%, 5/30/25  187,000 184
Comcast, 3.25%, 11/1/39  360,000 280

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corebridge Financial, 3.90%, 4/5/32 (1) 145,000 127
Crown Castle, 2.25%, 1/15/31  810,000 648
Crown Castle, 2.90%, 3/15/27  125,000 114
Crown Castle, 5.00%, 1/11/28  305,000 300
Crown Castle Towers, 3.663%, 5/15/25 (1) 695,000 653
CSL Finance, 4.05%, 4/27/29 (1) 250,000 233
CVS Health, 1.75%, 8/21/30  1,080,000 843
CVS Health, 3.25%, 8/15/29  140,000 124
CVS Health, 4.30%, 3/25/28  346,000 331
CVS Health, 5.05%, 3/25/48  729,000 653
CVS Health, 5.625%, 2/21/53  440,000 427
Daimler Truck Finance North America, 5.125%, 1/19/28 (1) 150,000 148
Danske Bank, 3.875%, 9/12/23 (1) 5,000 5
Danske Bank, 5.375%, 1/12/24 (1) 320,000 319
Danske Bank, VR, 3.244%, 12/20/25 (1)(10) 685,000 651
Danske Bank, VR, 3.773%, 3/28/25 (1)(10) 330,000 323
Discover Financial Services, 4.10%, 2/9/27  470,000 444
Duke Energy, 5.00%, 8/15/52  445,000 395
Ecolab, 4.80%, 3/24/30  30,000 30
Edison International, 4.95%, 4/15/25  30,000 29
EDP Finance, 6.30%, 10/11/27 (1) 200,000 206
Elevance Health, 5.125%, 2/15/53  220,000 209
Enel Finance America, 7.10%, 10/14/27 (1) 200,000 209
Enel Finance International, 6.80%, 10/14/25 (1) 200,000 205
Energy Transfer, 2.90%, 5/15/25  175,000 165
Energy Transfer, 4.50%, 4/15/24  80,000 79
Energy Transfer, 5.875%, 1/15/24  190,000 190
Energy Transfer, 6.00%, 6/15/48  251,000 230
Energy Transfer, 6.25%, 4/15/49  135,000 128
Eni, Series X-R, 4.75%, 9/12/28 (1) 595,000 578
Enterprise Products Operating, 2.80%, 1/31/30  145,000 124
Enterprise Products Operating, 3.20%, 2/15/52  290,000 194
Equifax, 5.10%, 12/15/27  315,000 312
Equitable Holdings, 4.35%, 4/20/28  1,145,000 1,087
Essex Portfolio, 3.625%, 5/1/27  270,000 252
FedEx, 2.40%, 5/15/31  471,000 382
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (10) 140,000 134
Fiserv, 3.50%, 7/1/29  150,000 134
General Motors, 4.20%, 10/1/27  70,000 66
General Motors, 5.60%, 10/15/32  140,000 134
General Motors Financial, 4.00%, 10/6/26  225,000 213
General Motors Financial, 4.30%, 7/13/25  465,000 451
General Motors Financial, 4.35%, 4/9/25  249,000 242
GLP Capital, 3.35%, 9/1/24  120,000 115
Goldman Sachs Group, 3.50%, 11/16/26  280,000 263
Goldman Sachs Group, VR, 1.542%, 9/10/27 (10) 515,000 447

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 515,000 479
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 980,000 939
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 45,000 44
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 145,000 131
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 60,000 53
Hasbro, 3.55%, 11/19/26  235,000 219
HCA, 2.375%, 7/15/31  185,000 144
HCA, 3.125%, 3/15/27 (1) 220,000 200
HCA, 3.375%, 3/15/29 (1) 85,000 74
HCA, 3.50%, 9/1/30  372,000 319
HCA, 5.375%, 9/1/26  175,000 172
HCA, 5.875%, 2/15/26  645,000 644
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 138
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 516
HSBC Holdings, VR, 1.645%, 4/18/26 (10) 205,000 188
HSBC Holdings, VR, 2.099%, 6/4/26 (10) 570,000 524
HSBC Holdings, VR, 2.999%, 3/10/26 (10) 525,000 496
HSBC Holdings, VR, 4.755%, 6/9/28 (7)(10) 905,000 866
HSBC Holdings, VR, 5.21%, 8/11/28 (10) 450,000 440
Humana, 3.70%, 3/23/29  160,000 145
Humana, 4.875%, 4/1/30  392,000 383
Humana, 5.50%, 3/15/53  190,000 184
Hyundai Capital America, 1.80%, 10/15/25 (1) 250,000 228
Hyundai Capital America, 2.10%, 9/15/28 (1) 405,000 336
ING Groep, VR, 1.726%, 4/1/27 (10) 225,000 200
Intercontinental Exchange, 4.35%, 6/15/29  475,000 460
Jackson Financial, 5.17%, 6/8/27  445,000 441
JPMorgan Chase, VR, 1.578%, 4/22/27 (10) 1,045,000 923
JPMorgan Chase, VR, 2.182%, 6/1/28 (10) 680,000 594
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 1,370,000 1,134
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 415,000 349
JPMorgan Chase, VR, 2.947%, 2/24/28 (10) 525,000 477
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 965,000 810
JPMorgan Chase, VR, 3.54%, 5/1/28 (10) 275,000 254
JPMorgan Chase, VR, 4.851%, 7/25/28 (10) 340,000 331
KBC Group, VR, 5.796%, 1/19/29 (1)(10) 635,000 626
Kookmin Bank, 4.50%, 2/1/29  650,000 611
Las Vegas Sands, 3.50%, 8/18/26  210,000 191
Lowe's, 4.25%, 4/1/52  275,000 217
Lowe's, 5.625%, 4/15/53  200,000 190
LSEGA Financing, 2.00%, 4/6/28 (1) 1,325,000 1,140
LSEGA Financing, 2.50%, 4/6/31 (1) 375,000 311
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 151
Marriott International, 5.00%, 10/15/27  345,000 340
Marsh & McLennan, 2.25%, 11/15/30  185,000 151
Micron Technology, 4.185%, 2/15/27  145,000 137

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Micron Technology, 5.327%, 2/6/29  226,000 218
Micron Technology, 6.75%, 11/1/29  215,000 221
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 436,500 435
Mitsubishi UFJ Financial Group, VR, 5.354%, 9/13/28 (10) 440,000 435
Morgan Stanley, VR, 1.593%, 5/4/27 (10) 1,240,000 1,094
Morgan Stanley, VR, 3.217%, 4/22/42 (10) 145,000 108
Morgan Stanley, VR, 3.591%, 7/22/28 (10) 270,000 250
Morgan Stanley, VR, 3.772%, 1/24/29 (10) 406,000 375
Morgan Stanley, VR, 4.431%, 1/23/30 (10) 185,000 174
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 1,095,000 1,077
NatWest Group, VR, 7.472%, 11/10/26 (7)(10) 240,000 249
Netflix, 4.625%, 5/15/29 (EUR) (7) 655,000 687
NextEra Energy Capital Holdings, 2.44%, 1/15/32  390,000 308
NextEra Energy Capital Holdings, 3.00%, 1/15/52  385,000 252
NextEra Energy Capital Holdings, 5.00%, 7/15/32  130,000 125
NextEra Energy Capital Holdings, 5.25%, 2/28/53  180,000 170
Nordea Bank, 5.375%, 9/22/27 (1) 330,000 329
NRG Energy, 4.45%, 6/15/29 (1) 195,000 174
NTT Finance, 1.591%, 4/3/28 (1) 625,000 528
NTT Finance, 2.065%, 4/3/31 (1) 200,000 162
NXP, 2.70%, 5/1/25  50,000 47
NXP, 3.15%, 5/1/27  95,000 86
NXP, 5.35%, 3/1/26  205,000 203
Oracle, 2.30%, 3/25/28  305,000 264
Oracle, 5.55%, 2/6/53  185,000 169
Pacific Gas & Electric, 2.10%, 8/1/27  220,000 187
Pacific Gas & Electric, 2.50%, 2/1/31  445,000 346
Pacific Gas & Electric, 4.55%, 7/1/30  400,000 361
Pacific Gas & Electric, 5.90%, 6/15/32  150,000 144
Parker-Hannifin, 4.25%, 9/15/27  155,000 148
Parker-Hannifin, 4.50%, 9/15/29  170,000 163
PerkinElmer, 1.90%, 9/15/28  350,000 291
PerkinElmer, 2.25%, 9/15/31  190,000 147
PerkinElmer, 3.30%, 9/15/29  195,000 169
Philip Morris International, 5.125%, 2/15/30  285,000 279
Philip Morris International, 5.625%, 11/17/29  130,000 132
PNC Financial Services Group, 2.55%, 1/22/30  150,000 127
Realty Income, 3.95%, 8/15/27  329,000 313
Reynolds American, 4.45%, 6/12/25  244,000 238
Rogers Communications, 3.20%, 3/15/27 (1) 175,000 161
Rogers Communications, 3.80%, 3/15/32 (1) 275,000 240
Rogers Communications, 4.35%, 5/1/49  35,000 27
Rogers Communications, 4.55%, 3/15/52 (1) 700,000 557
Ross Stores, 1.875%, 4/15/31  480,000 376
Sabine Pass Liquefaction, 4.50%, 5/15/30  423,000 396
Sabine Pass Liquefaction, 5.00%, 3/15/27  1,105,000 1,078

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sabine Pass Liquefaction, 5.875%, 6/30/26  629,000 632
Santander Holdings USA, VR, 2.49%, 1/6/28 (10) 325,000 282
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (10) 1,205,000 1,075
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 476
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 128
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 353
Sempra Energy, 3.70%, 4/1/29  135,000 123
Sherwin-Williams, 2.95%, 8/15/29  540,000 469
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 520,000 504
Southern California Edison, 5.70%, 3/1/53  225,000 225
Southern California Edison, Series D, 4.70%, 6/1/27  315,000 309
Standard Chartered, VR, 1.456%, 1/14/27 (1)(10) 275,000 243
Standard Chartered, VR, 2.608%, 1/12/28 (1)(10) 1,185,000 1,054
Standard Chartered, VR, 2.819%, 1/30/26 (1)(10) 200,000 188
Standard Chartered, VR, 3.971%, 3/30/26 (1)(10) 270,000 260
T-Mobile USA, 2.05%, 2/15/28  540,000 462
T-Mobile USA, 3.75%, 4/15/27  2,140,000 2,010
Targa Resources Partners, 5.50%, 3/1/30  600,000 568
Targa Resources Partners, 6.875%, 1/15/29  165,000 167
Transcontinental Gas Pipe Line, 3.25%, 5/15/30  100,000 87
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  430,000 404
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  50,000 42
Transurban Finance, 2.45%, 3/16/31 (1) 270,000 213
Transurban Finance, 3.375%, 3/22/27 (1) 145,000 133
Truist Financial, VR, 4.123%, 6/6/28 (10) 490,000 468
UBS Group, VR, 4.751%, 5/12/28 (1)(10) 200,000 192
UBS Group, VR, 5.711%, 1/12/27 (1)(10) 430,000 429
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  136,227 117
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  88,452 74
UnitedHealth Group, 2.00%, 5/15/30  1,235,000 1,013
UnitedHealth Group, 5.875%, 2/15/53  370,000 399
Utah Acquisition Sub, 3.95%, 6/15/26  830,000 775
Verizon Communications, 2.10%, 3/22/28  315,000 271
Verizon Communications, 2.55%, 3/21/31  890,000 727
Verizon Communications, 2.65%, 11/20/40  440,000 297
Verizon Communications, 3.55%, 3/22/51  550,000 395
Verizon Communications, 4.862%, 8/21/46  100,000 91
Vistra Operations, 3.55%, 7/15/24 (1) 870,000 835
Vistra Operations, 5.125%, 5/13/25 (1) 465,000 452
Vodafone Group, 4.875%, 6/19/49  99,000 86
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  400,000 398
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 200,000 169
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 970,000 895
Volkswagen Group of America Finance, 4.60%, 6/8/29 (1) 200,000 191
Warnermedia Holdings, 3.755%, 3/15/27 (1) 690,000 630
Warnermedia Holdings, 4.054%, 3/15/29 (1) 240,000 215

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo, 4.30%, 7/22/27  370,000 357
Wells Fargo, VR, 2.393%, 6/2/28 (10) 2,740,000 2,417
Wells Fargo, VR, 2.572%, 2/11/31 (10) 2,800,000 2,331
Wells Fargo, VR, 2.879%, 10/30/30 (10) 1,150,000 980
Westlake, 1.625%, 7/17/29 (EUR)  215,000 184
Williams, 3.75%, 6/15/27  1,005,000 945
Woodside Finance, 3.65%, 3/5/25 (1)(7) 1,345,000 1,292
Woodside Finance, 3.70%, 9/15/26 (1) 438,000 411
Woodside Finance, 3.70%, 3/15/28 (1) 750,000 685
Workday, 3.70%, 4/1/29  105,000 96
Xcel Energy, 3.40%, 6/1/30  475,000 418
Total Corporate Bonds (Cost $124,885) 112,624
EQUITY MUTUAL FUNDS 10.6%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 1,745,466 56,885
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 10,579,655 100,189
T. Rowe Price Real Assets Fund - I Class (2) 2,826,175 38,775
T. Rowe Price U.S. Large-Cap Core Fund - I Class (2) 758,793 22,309
Total Equity Mutual Funds (Cost $217,240) 218,158
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
NBN, 2.625%, 5/5/31 (1) 410,000 333
Total Foreign Government Obligations & Municipalities (Cost
$410) 333
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 5.461%, 9/15/34 (1) 369,560 362
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 54,030 49
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, STEP,
2.881%, 12/25/66 (1) 284,355 250
Angel Oak Mortgage Trust I, Series 2019-1, Class A2, CMO, ARM,
4.022%, 11/25/48 (1) 905 1
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 11,594 12
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 5.838%, 9/15/32 (1) 235,000 231
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 760,397 594

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 516,570 404
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.836%, 11/15/34 (1) 235,000 198
BFLD, Series 2019-DPLO, Class C, ARM, 1M USD LIBOR + 1.54%,
6.128%, 10/15/34 (1) 750,000 738
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 262,938 230
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 7.703%, 6/15/27 (1) 625,000 624
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR +
1.297%, 5.885%, 10/15/36 (1) 410,000 398
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B,
ARM, 1M TSFR + 2.092%, 6.655%, 3/15/35 (1) 865,000 852
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 511,297 400
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 207,847 169
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 6.238%, 11/15/37 (1) 231,003 228
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 43,945 41
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 69,725 65
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  1,005,000 960
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  280,815 264
Connecticut Avenue Securities, Series 2017-C06, Class 1M2B,
CMO, ARM, 1M USD LIBOR + 2.65%, 7.267%, 2/25/30  311,718 311
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 5.617%, 2/25/30  152,660 152
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 5.484%, 12/25/41 (1) 86,877 86
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1,
CMO, ARM, SOFR30A + 1.20%, 5.684%, 1/25/42 (1) 836,188 827
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1,
CMO, ARM, SOFR30A + 2.10%, 6.584%, 3/25/42 (1) 551,274 553
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.00%, 6.484%, 3/25/42 (1) 368,761 370
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1,
CMO, ARM, SOFR30A + 2.75%, 7.234%, 5/25/42 (1) 175,811 179
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1,
CMO, ARM, SOFR30A + 2.95%, 7.442%, 6/25/42 (1) 214,498 219
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1,
CMO, ARM, SOFR30A + 2.40%, 6.892%, 12/25/42 (1) 788,295 794

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1,
CMO, ARM, SOFR30A + 2.30%, 6.792%, 1/25/43 (1) 713,034 718
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 5.288%, 6/15/34 (1) 360,000 356
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 510,000 368
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 136,474 116
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A,
ARM, 3.555%, 9/10/35 (1) 205,000 190
Ellington Financial Mortgage Trust, Series 2021-3, Class A1, CMO,
ARM, 1.241%, 9/25/66 (1) 288,310 228
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 5.356%, 3/25/50 (1) 83,142 77
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 121,281 108
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 38,614 35
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 26,006 24
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 297,213 286
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 6.309%, 12/15/36 (1) 425,000 416
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 3.059%, 7/25/44 (1) 6,614 7
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.929%, 10/25/50 (1) 236,162 201
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 387,772 303
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 399,788 313
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 733,886 574
Hundred Acre Wood Trust, Series 2021-INV2, Class A27, CMO,
ARM, 2.50%, 10/25/51 (1) 231,435 181
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 181,477 144
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 171
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 96,301 85
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 111,506 98
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.583%, 12/25/50 (1) 297,195 244

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 90,704 79
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 10,952 10
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 25,624 24
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.284%, 6/25/50 (1) 308,020 257
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, CMO,
ARM, 2.75%, 7/25/59 (1) 21,364 21
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  255,000 241
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 310,516 243
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 82,284 75
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 55,105 51
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 233,630 206
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 274,804 212
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.442%, 4/25/43  182,801 168
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.781%, 8/25/47 (1) 240,924 219
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 53,603 49
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 14,709 13
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 37,806 35
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 5,758 6
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 13,833 13
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
6.113%, 1/15/39 (1) 438,857 426
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 6.784%, 8/25/33 (1) 240,000 240
Structured Agency Credit Risk Debt Notes, Series 2022-DNA1,
Class M1B, CMO, ARM, SOFR30A + 1.85%, 6.334%, 1/25/42 (1) 495,000 475
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 6.484%, 4/25/42 (1) 712,769 716
Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
Class M1A, CMO, ARM, SOFR30A + 2.20%, 6.684%, 5/25/42 (1) 355,312 359

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2022-DNA5,
Class M1A, CMO, ARM, SOFR30A + 2.95%, 7.434%, 6/25/42 (1) 692,871 710
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 253,546 214
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 18,817 19
Towd Point Mortgage Trust, Series 2017-2, Class A1, CMO, ARM,
2.75%, 4/25/57 (1) 6,373 6
Towd Point Mortgage Trust, Series 2017-5, Class A1, CMO, ARM,
1M USD LIBOR + 0.60%, 4.202%, 2/25/57 (1) 34,466 34
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, CMO,
ARM, 1M USD LIBOR + 1.00%, 5.617%, 10/25/59 (1) 116,674 116
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 401,771 314
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 46,573 44
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 181,945 176
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 95
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 247,185 198
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
ARM, 5.999%, 2/25/68 (1) 660,000 660
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,335,000 1,176
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.501%, 9/15/31 (1) 245,000 216
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class
C, ARM, 1M USD LIBOR + 1.80%, 6.388%, 2/15/40 (1) 299,977 277
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A17, CMO, ARM, 2.50%, 12/25/50 (1) 721,192 566
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 102,474 88
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$27,364) 24,851
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR) (4) 10,511 1,267
Total Consumer Discretionary 1,267
Total Preferred Stocks (Cost $847) 1,267

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRIVATE INVESTMENT COMPANIES 6.2%
Blackstone Partners Offshore Fund (8) 57,419 128,875
Total Private Investment Companies (Cost $89,612) 128,875
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.4%
U.S. Government Agency Obligations 3.8%
Federal Home Loan Mortgage
2.50%, 4/1/30  152,725 142
3.00%, 12/1/42 - 4/1/47  513,453 465
3.50%, 8/1/42 - 3/1/44  457,926 429
4.00%, 8/1/40 - 9/1/45  357,839 345
4.50%, 6/1/39 - 10/1/41  279,540 278
5.00%, 7/1/25 - 8/1/40  193,621 194
5.50%, 10/1/38  61,203 63
6.00%, 10/1/32 - 8/1/38  56,076 58
6.50%, 3/1/32 - 9/1/34  17,867 18
7.00%, 4/1/32 - 6/1/32  2,138 2
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  756 1
12M USD LIBOR + 1.785%, 4.035%, 2/1/37  837 1
12M USD LIBOR + 1.828%, 4.203%, 2/1/37  7,982 8
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  5,884 6
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  4,498 4
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  7,403 7
12M USD LIBOR + 2.162%, 4.558%, 2/1/37  5,483 5
1Y CMT + 2.25%, 3.928%, 10/1/36  2,073 2
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  252,084 47
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  363,364 314
2.00%, 3/1/42 - 6/1/52  9,354,135 7,654
2.50%, 3/1/42 - 5/1/52  7,616,538 6,499
3.00%, 5/1/31 - 8/1/52  4,441,405 3,994
3.50%, 6/1/47 - 11/1/50  1,573,232 1,461
4.00%, 8/1/37 - 2/1/50  930,739 894
4.50%, 5/1/50  56,667 55
5.00%, 10/1/52  127,313 125
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  93,713 84
3.50%, 6/1/42 - 5/1/46  750,206 700
4.00%, 11/1/40  190,864 182
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.881%, 4.131%, 8/1/36  7,826 8
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  1,226 —

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  2,912,182 2,485
2.00%, 4/1/37 - 5/1/52  16,284,451 13,415
2.50%, 8/1/30 - 9/1/52  13,732,878 11,841
3.00%, 1/1/27 - 4/1/51  9,057,621 8,187
3.50%, 2/1/35 - 8/1/52  5,390,818 5,020
4.00%, 7/1/35 - 8/1/52  4,510,780 4,312
4.50%, 7/1/39 - 8/1/52  3,266,880 3,195
5.00%, 9/1/23 - 10/1/52  1,705,945 1,708
5.50%, 12/1/34 - 9/1/41  465,110 474
6.00%, 3/1/33 - 2/1/53  3,162,459 3,231
6.50%, 7/1/32 - 5/1/40  136,830 142
7.00%, 1/1/31 - 7/1/32  2,353 2
UMBS, TBA (11)
2.00%, 3/1/38  465,000 412
6.50%, 3/1/53  705,000 722
79,191
U.S. Government Obligations 1.6%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  505,692 436
2.00%, 3/20/51 - 3/20/52  6,401,283 5,379
2.50%, 8/20/50 - 3/20/52  6,368,158 5,515
3.00%, 7/15/43 - 6/20/52  5,044,035 4,532
3.50%, 8/20/42 - 10/20/49  3,613,414 3,378
4.00%, 2/20/41 - 10/20/52  2,975,076 2,834
4.50%, 11/20/39 - 10/20/52  2,602,633 2,551
5.00%, 7/20/39 - 6/20/49  1,105,010 1,114
5.50%, 1/20/36 - 12/20/52  3,915,179 3,946
6.00%, 4/15/36 - 12/20/38  24,304 25
6.50%, 12/20/52  285,005 292
7.00%, 2/20/27 - 1/20/53  361,410 373
7.50%, 12/15/25 - 6/15/32  4,294 4
8.00%, 10/20/25  117 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  64,952 60
3.50%, 10/20/50  250,000 212
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  54,440 8
4.00%, 5/20/37 - 2/20/43  42,867 5
Government National Mortgage Assn., TBA (11)
6.00%, 3/20/53  1,120,000 1,136
6.50%, 3/20/53  1,570,000 1,607
33,407
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $121,441) 112,598

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.7%
U.S. Treasury Obligations 5.7%
U.S. Treasury Bonds, 3.00%, 8/15/52 (12) 9,160,000 7,706
U.S. Treasury Bonds, 3.375%, 8/15/42  11,735,000 10,562
U.S. Treasury Bonds, 3.625%, 2/15/53  8,105,000 7,716
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 4,202
U.S. Treasury Bonds, 4.00%, 11/15/42  8,295,000 8,176
U.S. Treasury Bonds, 4.00%, 11/15/52  8,165,000 8,308
U.S. Treasury Notes, 1.75%, 3/15/25  3,745,000 3,524
U.S. Treasury Notes, 2.25%, 1/31/24  2,930,000 2,854
U.S. Treasury Notes, 2.75%, 2/15/24  11,245,000 10,992
U.S. Treasury Notes, 3.00%, 7/15/25  25,260,000 24,321
U.S. Treasury Notes, 3.125%, 8/31/27  2,060,000 1,966
U.S. Treasury Notes, 3.875%, 11/30/27 (12) 6,230,000 6,141
U.S. Treasury Notes, 3.875%, 11/30/29  4,570,000 4,511
U.S. Treasury Notes, 4.125%, 9/30/27  7,215,000 7,178
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 413
U.S. Treasury Notes, 4.125%, 11/15/32  8,130,000 8,261
116,831
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $120,208) 116,831
SHORT-TERM INVESTMENTS 5.4%
Money Market Funds 5.4%
T. Rowe Price Treasury Reserve Fund, 4.60% (2)(13) 111,125,848 111,126
Total Short-Term Investments (Cost $111,126) 111,126

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.60% (2)(13) 5,209,876 5,210
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 5,210
Total Securities Lending Collateral (Cost $5,210) 5,210
Total Investments in Securities 100.4%
(Cost $1,924,788) $ 2,073,761
Other Assets Less Liabilities (0.4)% (8,687)
Net Assets 100.0% $ 2,065,074
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$66,852 and represents 3.2% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is pledged to cover or as collateral for written call options at February 28, 2023.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,287 and represents 0.2% of net assets.
(7) All or a portion of this security is on loan at February 28, 2023.
(8) Level 3 in fair value hierarchy.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $3,877 and represents 0.2% of net assets.
(12) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Call,
4/21/23 @ $4,000.00 151 59,949 (1,540)
Total Options Written (Premiums $(1,752)) $ (1,540)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) 112 1 1 —
Total Bilateral Credit Default Swaps, Protection Sold 1 —
Total Bilateral Swaps 1 —
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 4,162 (102) (34) (68)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (68)
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 * 2,130 11 (29) 40
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 * 2,646 (12) (94) 82
Total Centrally Cleared Credit Default Swaps,
Protection Sold 122
Total Centrally Cleared Swaps 54
Net payments (receipts) of variation margin to date (47)
Variation margin receivable (payable) on centrally cleared swaps $ 7
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(1).

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 1,46 6 EUR 1,365 $ 15
Net unrealized gain (loss) on open forward
currency exchange contracts $ 15

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 76 Euro BOBL contracts 3/23 (9,259) $ 23
Short, 67 Euro-Bund contracts 3/23 (9,419) 70
Short, 53 MSCI EAFE Index contracts 3/23 (5,423) (134)
Long, 103 S&P 500 E-Mini Index contracts 3/23 20,474 (600)
Short, 42 Long Gilt ten year contracts 6/23 (5,050) 28
Short, 128 U.S. Treasury Notes ten year contracts 6/23 (14,292) 8
Long, 46 U.S. Treasury Notes two year contracts 6/23 9,371 (22)
Long, 32 Ultra U.S. Treasury Bonds contracts 6/23 4,322 (46)
Long, 184 Ultra U.S. Treasury Notes ten year
contracts 6/23 21,563 (45)
Net payments (receipts) of variation margin to date 760
Variation margin receivable (payable) on open futures contracts $ 42

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.16%  $ 14,242 $ (17,005) $ 2,976
T. Rowe Price Inflation Protected Bond Fund - I
Class, (2.15)%  — (1) 1
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.41%  (2,814) (4,418) 4,462
T. Rowe Price Institutional Emerging Markets
Equity Fund  (207) (4,178) 460
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.26%  (2,681) 1,984 2,895
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.05%  (2,967) (2,637) 4,950
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.45%  6,511 (14,397) 1,651
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, (1.84)%  (771) 472 5
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  605 (1,093) 2,516
T. Rowe Price Real Assets Fund - I Class  (311) (2,738) 910
T. Rowe Price U.S. Large-Cap Core Fund - I Class  861 (1,513) 111
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 3.94%  (371) (5,044) 954
T. Rowe Price Government Reserve Fund, 4.60% — — —++
T. Rowe Price Treasury Reserve Fund, 4.60% — — 2,657
Totals $ 12,097# $ (50,568) $ 24,548+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.16%  $ 137,753 $ 17,007 $ 14,065 $ 123,690
T. Rowe Price Inflation
Protected Bond Fund - I Class,
(2.15)%  8 — — 7
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.41%  108,448 13,046 9,464 107,612
T. Rowe Price Institutional
Emerging Markets Equity Fund  65,809 2,734 7,480 56,885
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.26%  76,589 2,874 33,680 47,767
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.05%  107,820 12,306 21,691 95,798
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.45%  133,480 10,586 16,529 113,140
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, (1.84)%  28,820 5 29,221 76
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  99,410 3,298 1,426 100,189
T. Rowe Price Real Assets Fund
- I Class  38,384 6,690 3,561 38,775
T. Rowe Price U.S. Large-Cap
Core Fund - I Class  — 23,822 — 22,309
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
3.94%  41,763 6,695 871 42,543
T. Rowe Price Government
Reserve Fund, 4.60% 7,624  ¤  ¤ 5,210
T. Rowe Price Treasury Reserve
Fund, 4.60% 117,051  ¤  ¤ 111,126
Total $ 865,127^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $26,558 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $24,548 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $958,877.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Conservative Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 396,403 $ — $ 396,403
Bond Mutual Funds 530,633 — — 530,633
Common Stocks 507,863 169,943 1,283 679,089
Convertible Preferred Stocks — 7 2,993 3,000
Equity Mutual Funds 218,158 — — 218,158
Preferred Stocks — 1,267 — 1,267
Private Investment Companies — — 128,875 128,875
Short-Term Investments 111,126 — — 111,126
Securities Lending Collateral 5,210 — — 5,210
Total Securities 1,372,990 567,620 133,151 2,073,761
Swaps* — 123 — 123
Forward Currency Exchange
Contracts — 15 — 15
Futures Contracts* 129 — — 129
Total $ 1,373,119 $ 567,758 $ 133,151 $ 2,074,028
Liabilities
Options Written $ — $ 1,540 $ — $ 1,540
Swaps* — 68 — 68
Futures Contracts* 847 — — 847
Total $ 847 $ 1,608 $ — $ 2,455
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2023, totaled $4,335,000 for the period ended
February 28, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
2/28/23
Investment in Securities
Common Stocks $ 1,106 $ 197 $ — $ (20) $ 1,283
Convertible Preferred Stocks 3,848 (895) 40 — 2,993
Private Investment Companies 163,203 7,672 — (42,000) 128,875
Total $ 168,157 $ 6,974 $ 40 $ (42,020) $ 133,151
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 1,283 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.9x
– 14.3x
5.8x Increase
Sales growth
rate
18%
– 168%
33% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Enterprise
value to gross
profit multiple
4.7x
–18.4x
11.3x Increase
Gross profit
growth rate
21%
- 34%
27% Increase
Enterprise
value to
EBITDA
multiple
7.5x
–26.9x
9.3x Increase
EBITDA
growth rate
(47%)
- 23%
(43%) Increase
Price-to-
earnings
multiple
7.4x
– 17.5x
12.3x Increase
Price-to-
earnings
growth rate
0% - 85% 43% Increase
Dividend yield 5.0% 5.0% Increase
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% - 4% 3% Increase
Volatility 34%
- 55%
50% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 2,993 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
0.8x
– 14.3x
4.5x Increase
Sales growth
rate
18%
- 266%
43% Increase
Projected
enterprise
value to sales
multiple
0.8x
- 5.1x
3.0x Increase
Enterprise
value to gross
profit multiple
2.3x
– 18.4x
10.4x Increase
Gross profit
growth rate
21%
- 57%
30% Increase
Enterprise
value to
EBITDA
multiple
7.5x
- 26.9x
20.3x Increase
EBITDA
growth rate
23%
- 93%
71% Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x
- 15.1x
8.2x Increase
Price-to-
earnings
multiple
8.4x
- 11.9x
10.3x Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price-to-
earnings
growth rate
0% - 85% 43% Increase
Enterprise
value to gross
merchandise
value multiple
0.5x
– 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase
Discount rate
for cost of
capital
20%
- 40%
28% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Discounted
cash flow
Long-term
free cash flow
margin
27% 27% Increase
Long-term
free cash flow
growth rate
3% 3% Increase
Discount rate
for cost of
capital
25% 25% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase
Private
Investment
Companies
$ 128,875 Rollforward of
Investee NAV
Estimated
return
1.59% 1.59% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE Spectrum Conservative Allocation Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
F101-054Q3 02/23